As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 97.05%
COMMON STOCKS - 32.23%
AEROSPACE & DEFENSE - 1.19%
Rockwell Collins, Inc.	9,727	$1,311,686
BEVERAGES - 3.51%
Dr Pepper Snapple Group, Inc. (e)	32,817	3,884,876
BIOTECHNOLOGY - 0.20%
Ablynx NV - ADR (a)	3,977	216,985
BROADCASTING - 1.44%
Tribune Media Company Class A	39,216	1,588,640
CASINOS & GAMING - 0.25%
Caesars Entertainment Corporation (a)(e)	24,817	279,191
CRUDE OIL & NATURAL GAS E&P - 0.21%
Alta Mesa Resources, Inc. (a)(e)	28,539	228,312
DATA PROCESSING & OUTSOURCED SERVICES - 0.13%
MoneyGram International, Inc. (a)(e)	16,735	144,256
DRUG RETAIL - 0.06%
Rite Aid Corporation (a)	36,791	61,809
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.74%
Orbotech Ltd. (a)(b)	30,967	1,925,528
HEALTH CARE SERVICES - 0.15%
Almost Family, Inc. (a)	3,056	171,136
HOTELS, RESORTS & CRUISE LINES - 1.08%
ILG, Inc. (e)	30,969	963,446
La Quinta Holdings, Inc. (a)	12,220	231,080
		1,194,526
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.13%
Dynegy, Inc. (a)(e)	10,954	148,098
IT CONSULTING & OTHER SERVICES - 0.38%
CSRA, Inc. (a)	10,340	426,318
MANAGED HEALTH CARE - 2.11%
Aetna, Inc. (e)	13,796	2,331,524
MOVIES & ENTERTAINMENT - 3.41%
Time Warner, Inc.	1,077	101,863
Twenty-First Century Fox, Inc. Class A (e)	11,929	437,675
Twenty-First Century Fox, Inc. Class B	88,951	3,235,148
		3,774,686
OIL & GAS EQUIPMENT & SERVICES - 0.39%
Archrock Partners LP (e)	35,332	431,757
OIL & GAS EXPLORATION & PRODUCTION - 0.10%
EQT Corporation	2,262	107,468
OIL & GAS STORAGE & TRANSPORTATION - 0.91%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	38,718	1,007,149
PAPER PRODUCTS - 0.10%
KapStone Paper and Packaging Corporation	3,094	106,155
PROPERTY & CASUALTY INSURANCE - 0.62%
XL Group Ltd. (b)	12,502	690,860
REITs - 0.22%
New York REIT, Inc.	11,194	240,783
SEMICONDUCTORS - 4.61%
Cavium, Inc. (a)(e)	15,392	1,221,817
Microsemi Corporation (a)(e)	58,852	3,808,901
QUALCOMM, Inc. (a)	1,250	69,263
		5,099,981

SPECIAL PURPOSE ACQUISITION COMPANIES - 9.29%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)(e)(f)	100,214	1,000,136
Big Rock Partners Acquisition Corporation (a)(f)	45,950	451,459
Bison Capital Acquisition Corporation (a)(b)	35,538	353,248
Black Ridge Acquisition Corporation (a)	40,778	395,139
CM Seven Star Acquisition Corporation (a)(b)(e)	97,424	948,910
Constellation Alpha Capital Corporation (a)(b)	48,668	480,353
Draper Oakwood Technology Acquisition, Inc. (a)(f)	47,718	470,499
Federal Street Acquisition Corporation (a)(f)	8,476	82,514
GigCapital, Inc. (a)(f)	122,996	1,198,596
Industrea Acquisition Corporation Class A (a)	28,272	277,348
Landcadia Holdings, Inc. (a)	263	2,640
Legacy Acquisition Corporation (a)	144,392	1,384,719
Matlin and Partners Acquisition Corporation Class A (a)	25,036	245,353
Modern Media Acquisition Corporation (a)	71,496	711,385
Mudrick Capital Acquisition Corporation (a)	19,411	198,380
National Energy Services Reunited Corporation (a)(b)	55,134	547,481
Pensare Acquisition Corporation (a)	56,616	550,308
Regalwood Global Energy Ltd. (a)(b)	97,772	985,542
		10,284,010
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.00%
Borqs Technologies, Inc. (a)(b)	548	4,768
TOTAL COMMON STOCKS (Cost $36,095,508)		35,660,502

PRIVATE INVESTMENT IN PUBLIC EQUITY - 1.67%
ConvergeOne Holdings, Inc. (a)	199,883	1,846,919
TOTAL PRIVATE INVESTMENT IN PUBLIC EQUITY (Cost $1,599,064)		1,846,919

CLOSED-END FUNDS - 4.51%
Altaba, Inc. (a)(e)	8,272	612,459
Apollo Senior Floating Rate Fund, Inc.	22,543	379,399
Apollo Tactical Income Fund, Inc.	614	9,640
Ares Dynamic Credit Allocation Fund	4,683	76,052
BlackRock Debt Strategies Fund, Inc. (e)	85,963	998,890
BlackRock Floating Rate Income Strategies Fund, Inc.	19,222	279,295
Eaton Vance Floating-Rate Income Trust	22,900	342,355
First Trust Senior Floating Rate Income Fund II	22,317	295,254
Invesco Dynamic Credit Opportunities Fund	31,842	373,507
Invesco Senior Income Trust	83,915	369,226
Nuveen Credit Strategies Income Fund	1,574	12,497
Voya Prime Rate Trust	72,237	376,355
Western Asset High Income Opportunity Fund, Inc. (e)	179,467	863,236
TOTAL CLOSED-END FUNDS (Cost $4,855,807)		4,988,165

PREFERRED STOCKS - 3.26%
Callon Petroleum Company, 10.000%, Series A (e)	21,517	1,089,191
Colony NorthStar, 8.250%, Inc. Series B (e)	13,952	345,452
Colony NorthStar, 8.750%, Inc. Series E (e)	21,830	546,841
Kimco Realty Corporation, 5.250%, Series M (e)	22,309	490,575
NuStar Logistics LP, 8.456% (3 Month LIBOR + 6.734%), 1/15/2043 (e)(j)	39,295	992,199
Vornado Realty Trust, 5.250%, Series M	6,275	144,199
TOTAL PREFERRED STOCKS (Cost $3,731,086)		3,608,457

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	42,852	1,285
Property Development Centers LLC	5,338	107
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		1,392

RIGHTS - 0.19% (a)(f)
Big Rock Partners Acquisition Corporation	45,950	18,380
Bison Capital Acquisition Corporation (b)	35,538	17,769
Black Ridge Acquisition Corporation	40,778	12,233
CM Seven Star Acquisition Corporation (b)	97,424	31,663
Draper Oakwood Technology Acquisition, Inc.	47,718	27,199
GigCapital, Inc.	122,996	46,739
Modern Media Acquisition Corporation	71,496	31,744
Pensare Acquisition Corporation	56,616	28,308
TOTAL RIGHTS (Cost $185,238)		214,035

WARRANTS - 0.25% (a)(f)
Big Rock Partners Acquisition Corporation	22,975	8,547
Bison Capital Acquisition Corporation (b)	17,769	7,108
Black Ridge Acquisition Corporation	40,778	15,904
Borqs Technologies, Inc. (b)	33,683	9,094
CM Seven Star Acquisition Corporation (b)	48,712	17,049
ConvergeOne Holdings, Inc.	52,837	63,087
Draper Oakwood Technology Acquisition, Inc.	23,859	20,161
Federal Street Acquisition Corporation	4,238	5,086
GigCapital, Inc.	92,247	43,356
Legacy Acquisition Corporation	144,392	49,093
Modern Media Acquisition Corporation	35,748	18,589
Pensare Acquisition Corporation	28,308	15,074
TOTAL WARRANTS (Cost $197,804)		272,148

	Principal Amount
CONVERTIBLE BONDS - 2.76% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024 (e)	$251,397	439,473
Impax Laboratories, Inc.
2.000%, 6/15/2022	1,619,000	1,611,444
NXP Semiconductors NV
1.000%, 12/1/2019 (b)(e)	809,000	1,005,149
TOTAL CONVERTIBLE BONDS (Cost $2,848,485)		3,056,066

CORPORATE BONDS - 16.58% (f)
Aleris International, Inc.
9.500%, 4/1/2021 (e)(h)	1,918,000	2,001,912
Corporate Risk Holdings LLC
9.500%, 7/1/2019 (h)	845,000	885,138
Dynegy, Inc.
5.875%, 6/1/2023	601,000	619,150
Enbridge, Inc.
6.000% (Fixed at 6.000% until 2027), 1/15/2077 (b)(e)(j)	1,279,000	1,266,210
General Cable Corporation
5.750%, 10/1/2022 (e)	1,429,000	1,473,656
GenOn Americas Generation LLC
9.125%, 5/1/2031 (e)(k)	4,041,000	2,121,525
HRG Group, Inc.
7.750%, 1/15/2022 (e)	2,064,000	2,147,850
Momentive Performance Materials, Inc.
3.880%, 10/24/2021 (e)	1,808,000	1,900,660
Rite Aid Corporation
9.250%, 3/15/2020 (e)	1,639,000	1,643,508
6.750%, 6/15/2021 (e)	1,291,000	1,321,661
6.125%, 4/1/2023 (h)	460,000	465,750
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,600,000	1,646,000
T-Mobile USA, Inc.
6.836%, 4/28/2023 (e)	748,000	776,050
Tribune Media Company
5.875%, 7/15/2022	77,000	78,444
TOTAL CORPORATE BONDS (Cost $20,107,203)		18,347,514

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.00%
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $287.00	97	$2,552,555	582
			582
PURCHASED PUT OPTIONS - 0.95%
Altice USA, Inc. Class A
Expiration: April 2018, Exercise Price: $17.00	158	291,984	6,715
Expiration: June 2018, Exercise Price: $17.00	1,670	3,086,160	196,225
Atlas Copco AB Class A
Expiration: April 2018, Exercise Price: SEK 310.00 (b)(f)	134	581,986	562
Expiration: April 2018, Exercise Price: SEK 320.00 (b)(f)	259	1,124,884	1,706
Expiration: May 2018, Exercise Price: SEK 300.00 (b)(f)	129	560,270	1,931
Caesars Entertainment Corporation
Expiration: June 2018, Exercise Price: $11.00	248	279,000	17,360
CBS Corporation Class B
Expiration: June 2018, Exercise Price: $50.00	560	2,877,840	121,520
Dover Corporation
Expiration: May 2018, Exercise Price: $85.00	34	333,948	2,550
Expiration: June 2018, Exercise Price: $85.00	56	550,032	6,720
Expiration: June 2018, Exercise Price: $90.00	79	775,938	16,590
DowDuPont, Inc.
Expiration: April 2018, Exercise Price: $60.00	489	3,115,419	25,917
DXC Technology Company
Expiration: April 2018, Exercise Price: $90.00	99	995,247	2,970
Eli Lilly and Company
Expiration: May 2018, Exercise Price: $75.00	310	2,398,470	57,195
EQT Corporation
Expiration: April 2018, Exercise Price: $40.00	108	513,108	810
Expiration: April 2018, Exercise Price: $42.50	110	522,610	1,925
Expiration: April 2018, Exercise Price: $45.00	308	1,463,308	15,400
Expiration: June 2018, Exercise Price: $42.50	132	627,132	12,870
Expiration: June 2018, Exercise Price: $45.00	109	517,859	17,985
GGP, Inc.
Expiration: April 2018, Exercise Price: $20.00	228	466,488	5,244
Huntsman Corporation
Expiration: May 2018, Exercise Price: $28.00	70	204,750	6,475
Expiration: May 2018, Exercise Price: $29.00	312	912,600	42,120
Expiration: May 2018, Exercise Price: $30.00	574	1,678,950	106,190
ILG, Inc.
Expiration: April 2018, Exercise Price: $28.00	181	563,091	3,349
Johnson Controls International plc
Expiration: April 2018, Exercise Price: $36.00	568	2,001,632	73,556
Materials Select Sector SPDR Trust
Expiration: April 2018, Exercise Price: $60.00	83	472,602	32,204
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $265.00	69	1,815,735	37,812
Expiration: April 2018, Exercise Price: $268.00	58	1,526,270	41,296
Expiration: April 2018, Exercise Price: $275.00	18	473,670	22,500
Expiration: April 2018, Exercise Price: $261.00	59	1,552,585	33,305
Expiration: May 2018, Exercise Price: $265.00	79	2,078,885	56,485
Trinity Industries, Inc.
Expiration: April 2018, Exercise Price: $30.00	230	750,490	4,600
Expiration: April 2018, Exercise Price: $31.00	878	2,864,914	30,730
Twenty-First Century Fox, Inc. Class A
Expiration: June 2018, Exercise Price: $30.00	90	330,210	1,350
United Technologies Corporation
Expiration: August 2018, Exercise Price: $105.00	10	125,820	1,735
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $105.00	104	1,084,512	49,400
			1,055,302
TOTAL PURCHASED OPTIONS (Cost $860,195)			1,055,884

	Principal Amount
ESCROW NOTES - 0.21% (a)
AMR Corporation (d)(g)	$28,850		49,045
Impax Laboratories, Inc. (f)	494,000		3,132
Winthrop Realty Trust (d)(e)(g)	26,484		175,456
TOTAL ESCROW NOTES (Cost $254,660)			227,633

	Shares
SHORT-TERM INVESTMENTS - 34.44%
MONEY MARKET FUNDS - 11.30% (c)
The Government & Agency Portfolio, Institutional Share Class, 1.55%	5,381,000	5,381,000
JPMorgan Prime Money Market Fund, Institutional Share Class, 1.79%	1,646,999	1,647,130
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.58%	5,381,000	5,381,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 1.58%	87,086	87,086
		12,496,216
	Principal Amount
U.S. TREASURY BILLS - 23.14% (e)(f)
United States Treasury Bills
1.16%, 4/5/2018	$500,000	499,933
1.18%, 4/12/2018	300,000	299,864
1.18%, 4/19/2018	2,600,000	2,598,000
1.30%, 5/10/2018	2,900,000	2,895,033
1.35%, 5/24/2018	4,500,000	4,489,303
1.37%, 6/7/2018	3,200,000	3,190,280
1.40%, 6/14/2018	1,200,000	1,195,978
1.43%, 6/21/2018	1,800,000	1,793,255
1.45%, 6/28/2018	1,000,000	995,946
1.51%, 7/5/2018	100,000	99,554
1.52%, 7/12/2018	200,000	199,026
1.56%, 7/19/2018	300,000	298,435
1.56%, 7/26/2018	1,400,000	1,392,143
1.55%, 8/2/2018	1,800,000	1,789,059
1.65%, 8/9/2018	600,000	596,077
1.74%, 8/16/2018	300,000	297,916
1.78%, 8/23/2018	300,000	297,791
1.76%, 8/30/2018	200,000	198,451
1.80%, 9/6/2018	300,000	297,583
1.85%, 9/13/2018	1,100,000	1,090,710
1.83%, 9/20/2018	1,100,000	1,090,223
		25,604,560
TOTAL SHORT-TERM INVESTMENTS (Cost $38,111,416)		38,100,776
TOTAL LONG INVESTMENTS (Cost $108,846,466) - 97.05%		107,379,491
	Shares
SHORT INVESTMENTS - (13.68)%
COMMON STOCKS - (13.68)%
AEROSPACE & DEFENSE - (1.10)%
United Technologies Corporation	(9,661)	(1,215,547)
AIRLINES - (0.07)%
American Airlines Group, Inc.	(1,443)	(74,978)
BROADCASTING - (0.56)%
Discovery Communications, Inc. Class A	(16,146)	(346,009)
Sinclair Broadcast Group, Inc. Class A	(8,912)	(278,945)
		(624,954)
CABLE & SATELLITE - (1.33)%
Sirius XM Holdings, Inc.	(235,498)	(1,469,508)
DRUG RETAIL - (1.35)%
CVS Health Corporation	(24,125)	(1,500,816)
HEALTH CARE SERVICES - (0.16)%
LHC Group, Inc.	(2,797)	(172,183)
HOTELS, RESORTS & CRUISE LINES - (1.54)%
Marriott Vacations Worldwide Corporation	(12,833)	(1,709,356)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - (0.13)%
Vistra Energy Corporation	(7,138)	(148,685)
INDUSTRIAL GASES - (1.23)%
Praxair, Inc. (f)	(9,492)	(1,358,780)
INTEGRATED TELECOMMUNICATION SERVICES - (2.12)%
AT&T, Inc.	(65,917)	(2,349,941)
INTERNET SOFTWARE & SERVICES - (0.72)%
Alibaba Group Holding Ltd. - ADR	(4,315)	(791,975)
IT CONSULTING & OTHER SERVICES - (0.90)%
DXC Technology Company	(9,900)	(995,247)
MOVIES & ENTERTAINMENT - (0.61)%
The Walt Disney Company	(6,677)	(670,638)
OIL & GAS EQUIPMENT & SERVICES - (0.39)%
Archrock, Inc.	(49,465)	(432,819)
REITs - (0.07)%
Brookfield Property Partners LP (b)	(3,868)	(74,227)
SEMICONDUCTORS - (1.40)%
KLA-Tenor Corporation	(7,741)	(843,846)
Marvell Technology Group Ltd. (b)	(33,539)	(704,319)
		(1,548,165)
TOTAL COMMON STOCKS
(Proceeds $15,224,081)		(15,137,819)
TOTAL SHORT INVESTMENTS
(Proceeds $15,224,081) - (13.68)%		(15,137,819)
TOTAL NET INVESTMENTS
(Cost $93,622,385) - 83.37%		92,241,672
OTHER ASSETS IN EXCESS OF LIABILITIES - 16.63%		18,398,851
TOTAL NET ASSETS - 100.00%		$110,640,523

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the schedule of investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2018, these securities represent 3.03% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of March 31, 2018, this common stock had a cost of $983,662 and its market value represented 0.91% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (m) on the schedule of investments more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2018.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	As of March 31, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$ 91,915,517

Gross unrealized appreciation	7,912,450
Gross unrealized depreciation	(8,771,684)
Net unrealized appreciation (depreciation)	$ (859,234)

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(m)	Investment Valuation
The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end and exchange traded funds, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If on a particular day, and exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor approved by the Board. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Funds will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including money market funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$31,450,149	$3,203,204	$1,007,149	$35,660,502
Private Investment In Public Equity	1,846,919	-	-	1,846,919
Closed End Funds	4,988,165	-	-	4,988,165
Preferred Stock	3,608,457	-	-	3,608,457
Contingent Value Rights	-	-	1,392	1,392
Rights	-	214,035	-	214,035
Warrants	-	272,148	-	272,148
Convertible Bonds	-	3,056,066	-	3,056,066
Corporate Bonds	-	18,347,514	-	18,347,514
Purchased Option Contracts	1,051,685	4,199	-	1,055,884
Escrow Notes	-	3,132	224,501	227,633
Short-Term Investments	12,496,216	25,604,560	-	38,100,776
Swap Contracts**	-	2,634,205	-	2,634,205
Total	$55,441,591	$53,339,063	$1,233,042	$110,013,696

Liabilities
Short Common Stock*	$13,779,039	$1,358,780	$-	$15,137,819
Written Option Contracts	1,937,967	19,605	-	1,957,572
Forward Currency Exchange Contracts**	-	272,213	-	272,213
Swap Contracts**	-	1,589,809	-	1,589,809
Total	$15,717,006	$3,240,407	$-	$18,957,413

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2018, the value of these securities was $1,233,042. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers between levels during the three months ended March 31, 2018. Transfers are recorded at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Total Investment
Balance as of December 31, 2017	$1,003,220	$5,293	$218,306	$1,226,819
Purchases on Investments	-	-	-	-
(Sales) of Investments	-	(4,986)	-	(4,986)
Realized Gain (Loss)	-	4,986	-	4,986
Transfers Into Level 3	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-
Change in Unrealized Depreciation	3,929	(3,901)	6,195	6,223
Balance as of March 31, 2018	$1,007,149	$1,392	$224,501	$1,233,042

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2018 totals $6,223.

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2018 are as follows:

Description	Fair Value at March 31, 2018	Valuation Technique	Unobservable Input
Common Stock	$1,007,149	Discounted Cash Flow Model	Discount Rates Terminal Value Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2018, the value of these investments was $225,893. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (m).

(n)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2018

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$1,055,884	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	1,957,572
Swap Contracts	Schedule of Swap Contracts	2,634,205	Schedule of Swap Contracts	1,589,809
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	272,213
Total		$3,690,089		$3,819,594

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF OPTIONS WRITTEN
March 31, 2018 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
CALL OPTIONS WRITTEN
Caesars Entertainment Corporation
Expiration: June 2018, Exercise Price: $13.00	248	$279,000	$8,680
Dr Pepper Snapple Group, Inc.
Expiration: May 2018, Exercise Price: $120.00	9	106,542	1,530
EQT Corporation
Expiration: June 2018, Exercise Price: $47.50	22	104,522	6,545
GGP, Inc.
Expiration: April 2018, Exercise Price: $23.00	691	1,413,786	6,910
Huntsman Corporation
Expiration: May 2018, Exercise Price: $34.00	638	1,866,150	12,760
ILG, Inc.
Expiration: April 2018, Exercise Price: $32.00	181	563,091	13,756
QUALCOMM, Inc.
Expiration: April 2018, Exercise Price: $60.00	12	66,492	876
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $280.00	97	2,552,555	2,328
Twenty-First Century Fox, Inc. Class A
Expiration: April 2018, Exercise Price: $35.00	27	99,063	4,995
Expiration: June 2018, Exercise Price: $36.00	118	432,942	20,650
Twenty-First Century Fox, Inc. Class B
Expiration: April 2018, Exercise Price: $35.00	643	2,338,591	135,030
United Technologies Corporation
Expiration: August 2018, Exercise Price: $125.00	25	314,550	19,375
			233,435
PUT OPTIONS WRITTEN
Altice USA, Inc. Class A
Expiration: April 2018, Exercise Price: $19.00	158	291,984	20,540
Expiration: June 2018, Exercise Price: $20.00	1,670	3,086,160	467,600
Atlas Copco AB Class A
Expiration: April 2018, Exercise Price: SEK 330.00 (a)(b)	134	581,986	1,565
Expiration: April 2018, Exercise Price: SEK 350.00 (a)(b)	259	1,124,884	10,701
Expiration: May 2018, Exercise Price: SEK 330.00 (a)(b)	129	560,270	7,339
Dover Corporation
Expiration: May 2018, Exercise Price: $95.00	34	333,948	8,925
Expiration: June 2018, Exercise Price: $95.00	56	550,032	19,600
Expiration: June 2018, Exercise Price: $100.00	79	775,938	44,635
DowDuPont, Inc.
Expiration: April 2018, Exercise Price: $70.00	489	3,115,419	307,581
DXC Technology Company
Expiration: April 2018, Exercise Price: $100.00	99	995,247	21,780
Eli Lilly and Company
Expiration: May 2018, Exercise Price: $80.00	310	2,398,470	136,400
EQT Corporation
Expiration: April 2018, Exercise Price: $47.50	112	532,112	14,840
Expiration: April 2018, Exercise Price: $50.00	417	1,981,167	124,057
Expiration: June 2018, Exercise Price: $47.50	110	522,610	29,150
Expiration: June 2018, Exercise Price: $50.00	109	517,859	44,145
Huntsman Corporation
Expiration: May 2018, Exercise Price: $31.00	70	204,750	16,975
Expiration: May 2018, Exercise Price: $32.00	312	912,600	99,840
SPDR S&P 500 ETF Trust
Expiration: April 2018, Exercise Price: $252.00	135	3,552,525	21,060
Expiration: May 2018, Exercise Price: $251.00	138	3,631,470	42,504
Trinity Industries, Inc.
Expiration: April 2018, Exercise Price: $34.00	230	750,490	42,550
Expiration: April 2018, Exercise Price: $35.00	878	2,864,914	223,890
VanEck Vectors Semiconductor ETF
Expiration: May 2018, Exercise Price: $95.00	104	1,084,512	18,460
			1,724,137
TOTAL OPTIONS WRITTEN
(Premiums received $1,706,868)			$1,957,572

ETF	- Exchange-Traded Fund
SEK	- Swedish Krona
(a)	Foreign Security.
(b)	Level 2 security. Please see footnote (m) on the schedule of investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
March 31, 2018 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2018	Currency to be Received		March 31, 2018	(Depreciation)*
5/15/2018	JPM	1,006,590	AUD	$773,153	780,635	USD	$780,635	$7,482
5/15/2018	JPM	778,178	USD	778,178	1,006,590	AUD	773,153	(5,025)
5/25/2018	JPM	39,660	AUD	30,463	30,923	USD	30,923	460
6/6/2018	JPM	18,783,149	DKK	3,116,389	3,133,318	USD	3,133,318	16,929
6/5/2018	JPM	2,773,222	EUR	3,429,497	3,434,219	USD	3,434,219	4,722
7/5/2018	JPM	1,765,755	EUR	2,189,118	2,209,110	USD	2,209,110	19,992
8/15/2018	JPM	2,460,497	EUR	3,060,432	2,999,926	USD	2,999,926	(60,506)
5/30/2018	JPM	163,843	GBP	230,456	234,696	USD	234,696	4,240
5/30/2018	JPM	230,877	USD	230,877	163,843	GBP	230,456	(421)
6/15/2018	JPM	178,487	GBP	251,250	240,828	USD	240,828	(10,422)
6/15/2018	JPM	251,610	USD	251,610	178,487	GBP	251,250	(360)
7/13/2018	JPM	6,076,766	GBP	8,564,803	8,297,928	USD	8,297,928	(266,875)
7/13/2018	JPM	781,355	USD	781,355	563,883	GBP	794,756	13,401
7/17/2018	JPM	207,522	GBP	292,538	293,280	USD	293,280	742
9/11/2018	JPM	291,708	GBP	412,179	408,782	USD	408,782	(3,397)
9/11/2018	JPM	20,814	USD	20,814	14,867	GBP	21,007	193
5/21/2018	JPM	202,588,353	JPY	1,910,545	1,917,662	USD	1,917,662	7,117
5/21/2018	JPM	1,911,030	USD	1,911,031	202,588,353	JPY	1,910,546	(485)
				$28,234,688			$27,962,475	$(272,213)

AUD	- Australian Dollar
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
March 31, 2018 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Abertis Infraestructuras SA	10/19/2018	Pay	0.400% + 3 Month LIBOR	Quarterly	151,047	$ 3,376,519	$ 5,904
BAML	Ablynx NV	1/29/2019	Pay	0.750% + 1 Month LIBOR	Monthly	35,262	1,916,160	16,684
JPM	Aetna, Inc.	3/5/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	15,000	2,680,977	(148,866)
JPM	Altaba, Inc.	6/19/2019	Pay	0.643% + 3 Month LIBOR	Quarterly	160,216	10,465,145	1,383,776
BAML	CBS Corporation Class B	10/20/2018	Pay	0.400% + 1 Month LIBOR	Monthly	72,506	4,183,932	(460,731)
JPM	Colony NorthStar, Inc. Class A	7/13/2018	Pay	0.450% + 3 Month LIBOR	Quarterly	22,656	331,550	(204,590)
JPM	Discovery Communications, Inc. Class C	3/9/2019	Pay	0.000% + 3 Month LIBOR	Quarterly	16,146	–	315,170
BAML	DowDuPont, Inc.	10/20/2018	Pay	0.400% + 1 Month LIBOR	Monthly	6,841	487,462	(51,958)
JPM	DXC Technology Company	1/10/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	9,900	986,722	7,452
BAML	Express Scripts Holding Company	3/20/2019	Pay	0.400% + 1 Month LIBOR	Monthly	6,067	440,314	(21,471)
BAML	Gemalto NV	12/18/2018	Pay	0.350% + 1 Month LIBOR	Monthly	3,362	196,591	8,688
JPM	Gemalto NV	12/19/2018	Pay	0.476% + 3 Month LIBOR	Quarterly	44,883	2,675,188	63,803
BAML	GGP, Inc.	1/9/2019	Pay	0.750% + 1 Month LIBOR	Monthly	130,455	2,894,581	(227,583)
BAML	GKN plc	3/19/2019	Pay	1.600% + 1 Month LIBOR	Monthly	325,697	1,965,880	148,143
JPM	Huntsman Corporation	12/18/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	66,698	2,177,550	(229,094)
JPM	ILG, Inc.	5/24/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	86,632	2,400,601	291,844
JPM	Johnson Controls International plc	2/16/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	56,800	2,179,860	(180,768)
JPM	Liberty Media Corporation- Liberty SiriusXM Class A 5/10/2018		Pay	0.300% + 3 Month LIBOR	Quarterly	25,193	993,944	40,379
BAML	Linde AG	1/25/2019	Pay	0.350% + 1 Month LIBOR	Monthly	9,709	2,266,606	(224,017)
JPM	Mantra Group Ltd.	3/2/2019	Pay	0.400% + 3 Month LIBOR	Quarterly	10,015	30,259	(64)
JPM	Monsanto Company	4/5/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	44,067	110,680	(5,806)
BAML	Monsanto Company	3/7/2019	Pay	0.400% + 1 Month LIBOR	Monthly	899	5,299,819	(163,558)
BAML	NXP Semiconductors NV	10/20/2018	Pay	0.400% + 1 Month LIBOR	Monthly	85,313	10,021,390	(46,547)
JPM	Orbital AKT, Inc.	10/4/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	21,794	2,883,746	3,162
JPM	Pinnacle Entertainment, Inc.	12/18/2018	Pay	0.000% + 3 Month LIBOR	Quarterly	15,740	489,272	(15,264)
BAML	Rite Aid Corporation	10/20/2018	Pay	0.400% + 1 Month LIBOR	Monthly	28,938	52,957	(4,377)
BAML	Rockwell Collins, Inc.	12/11/2018	Pay	0.400% + 1 Month LIBOR	Monthly	29,511	3,977,303	(491)
JPM	Sky plc	4/27/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	439,168	6,190,919	1,796,743
JPM	TDC A/S	2/12/2019	Pay	0.750% + 3 Month LIBOR	Quarterly	373,794	3,062,294	26,081
BAML	Time Warner, Inc.	10/20/2018	Pay	0.400% + 1 Month LIBOR	Monthly	85,070	8,694,154	(654,221)
JPM	Time Warner, Inc.	12/12/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	1,676	155,477	2,894
JPM	Twenty-First Century Fox, Inc. Class A	1/19/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	23,341	851,878	3,549
JPM	Twenty-First Century Fox, Inc. Class B	12/14/2018	Pay	0.300% + 3 Month LIBOR	Quarterly	43,811	1,572,521	19,096
JPM	UBM plc	1/18/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	123,849	1,560,314	67,941
JPM	XL Group Ltd.	3/5/2019	Pay	0.300% + 3 Month LIBOR	Quarterly	38,831	2,172,090	(28,627)

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group Holding Ltd. - ADR	4/7/2018	Receive	(0.600)% + 3 Month LIBOR	Quarterly	(52,972)	(9,047,593)	(668,376)
BAML	AT&T, Inc.	10/20/2018	Receive	(0.400)% + 1 Month LIBOR	Monthly	(7,648)	(67,476)	3,378
JPM	AT&T, Inc.	12/12/2018	Receive	(0.600)% + 3 Month LIBOR	Quarterly	(1,799)	(272,957)	427
BAML	Brookfield Property Partners LP	3/28/2018	Pay	(10.500)% + 1 Month LIBOR	Monthly	(3,381)	(65,697)	816
BAML	Cigna Corporation	3/20/2019	Receive	(0.400)% + 1 Month LIBOR	Monthly	(1,477)	(244,686)	(3,066)
JPM	Informa plc	1/18/2019	Receive	(0.430)% + 3 Month LIBOR	Quarterly	(134,130)	(1,314,189)	(37,081)
JPM	Melrose Industries plc	1/16/2019	Receive	(0.877)% + 3 Month LIBOR	Quarterly	(417,103)	(1,293,490)	(57,702)
JPM	Penn National Gaming, Inc.	12/18/2018	Receive	(0.600)% + 3 Month LIBOR	Quarterly	(6,611)	(188,180)	14,723
BAML	Praxair, Inc.	1/25/2019	Receive	(0.400)% + 1 Month LIBOR	Monthly	(5,497)	(877,021)	90,502
JPM	The Walt Disney Company	12/14/2018	Receive	(0.600)% + 3 Month LIBOR	Quarterly	(17,828)	(1,956,806)	167,499
								$1,044,396

ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title  /s/ Michael T. Shannon
                                           Michael T. Shannon, Co-President

Date                         5/25/2018

By (Signature and Title)  /s/ Roy Behren
                                            Roy Behren, Co-President and Treasurer

Date                         5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                        5/25/2018

By (Signature and Title)*  /s/ Roy Behren
                                               Roy Behren, Co-President and Treasurer

Date                        5/25/2018

* Print the name and title of each signing officer under his or her signature.